UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   August 10, 2001

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $97,339

List of Other Included Managers:
             Monetta Fund

                                  Monetta Financial Services,Inc.
                                  FORM 13F
                                  June 30, 2001

                                                                                                       Voting Authority
                               Title               Value     Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                 of class  CUSIP     (x$1000)  Prn Amt Prn Call Dscretn   Managers       Sole  Shared None
AOL Time Warner, Inc.          COM       00184A105      212     4000 SH       Sole                     4000
Abercrombie & Fitch Co. - CL A COM       002896207      267     6000 SH       Sole                     6000
Actel Corp.                    COM       004934105     1760    71700 SH       Sole                    71700
Acterna Corp.                  COM       00503U105      110    10000 SH       Sole                    10000
Aeroflex, Inc.                 COM       007768104      105    10000 SH       Sole                    10000
Allegiance Telecom, Inc.       COM       01747T102      150    10000 SH       Sole                    10000
American Power Conversion Corp COM       029066107     1811   115000 SH       Sole                   115000
Anchor Gaming                  COM       033037102     2430    37600 SH       Sole                    37600
Andrx Group, Inc.              COM       034553107     1771    23000 SH       Sole                    23000
Applied Micro Circuits Corp.   COM       03822W109      172    10000 SH       Sole                    10000
Aremissoft Corp.               COM       040026106     6096   376300 SH       Sole                   376300
BEA Systems, Inc.              COM       073325102      246     8000 SH       Sole                     8000
Beckman Coulter, Inc.          COM       075811109     2040    50000 SH       Sole                    50000
Boyd Gaming Corp.              COM       103304101      144    25000 SH       Sole                    25000
Broadcom Corp. - CL A          COM       111320107      214     5000 SH       Sole                     5000
Brocade Communications Systems COM       111621108      440    10000 SH       Sole                    10000
CONSOL Energy, Inc.            COM       20854P109      759    30000 SH       Sole                    30000
Cabot Corp.                    COM       127055101     2093    58100 SH       Sole                    58100
Cabot Microelectronics Corp.   COM       12709P103     2771    44700 SH       Sole                    44700
Calpine Corp.                  COM       131347106      227     6000 SH       Sole                     6000
Cardinal Health, Inc.          COM       14149Y108      207     3000 SH       Sole                     3000
Caremark Rx, Inc.              COM       141705103     1974   120000 SH       Sole                   120000
Carreker Corp.                 COM       144433109     1290    60000 SH       Sole                    60000
Celestica, Inc.                COM       15101q108      206     4000 SH       Sole                     4000
Check Point Software Technolog COM       M22465104      303     6000 SH       Sole                     6000
Christopher & Banks Corp.      COM       171046105     2510    77000 SH       Sole                    77000
Citigroup, Inc.                COM       172967101      352     6666 SH       Sole                     6666
Digital Lightwave, Inc.        COM       253855100     1663    45000 SH       Sole                    45000
Duane Reade, Inc.              COM       263578106     3325   102300 SH       Sole                   102300
Dynegy, Inc.                   COM       26816Q101      279     6000 SH       Sole                     6000
Echostar Communications Corp.  COM       278762109      259     8000 SH       Sole                     8000
Emulex Corp.                   COM       292475209     1656    41000 SH       Sole                    41000
Exar Corp.                     COM       300645108      530    26800 SH       Sole                    26800
Flextronics Int'l Ltd.         COM       Y2573F102      288    11040 SH       Sole                    11040
Foundry Networks, Inc.         COM       35063R100     1918    96000 SH       Sole                    96000
General Electric Co.           COM       369604103      244     5000 SH       Sole                     5000
Genzyme Corp.                  COM       372917104      366     6000 SH       Sole                     6000
Gilead Sciences, Inc.          COM       375558103      233     4000 SH       Sole                     4000
Hanover Compressor Co.         COM       410768105     1654    50000 SH       Sole                    50000
Henry Schein, Inc.             COM       806407102     2754    72000 SH       Sole                    72000
Hibbett Sporting Goods, Inc.   COM       428565105     1686    45500 SH       Sole                    45500
Home Depot, Inc.               COM       437076102      279     6000 SH       Sole                     6000
Human Genome Sciences, Inc.    COM       444903108      422     7000 SH       Sole                     7000
Instinet Group, Inc.           COM       457750107     1491    80000 SH       Sole                    80000
Int'l Business Machines Corp.  COM       459200201      226     2000 SH       Sole                     2000
Internet Security Systems, Inc COM       46060X107      291     6000 SH       Sole                     6000
Intersil Holding Corp.         COM       46069s109     1780    48900 SH       Sole                    48900
Intuit, Inc.                   COM       461202103      360     9000 SH       Sole                     9000
Johnson & Johnson Co.          COM       478160104      200     4000 SH       Sole                     4000
KLA - Tencor Corp.             COM       482480100      292     5000 SH       Sole                     5000
Kohl's Corp.                   COM       500255104      314     5000 SH       Sole                     5000
MAXIMUS, Inc.                  COM       577933104     4971   124000 SH       Sole                   124000
Marvell Technology Group Ltd.  COM       G5876H105      221     8200 SH       Sole                     8200
Medicis Pharmaceutical Corp. - COM       584690309     3286    62000 SH       Sole                    62000
Mercury Interactive Corp.      COM       589405109      419     7000 SH       Sole                     7000
Micrel, Inc.                   COM       594793101     1010    30600 SH       Sole                    30600
Microsoft Corp.                COM       594918104      290     4000 SH       Sole                     4000
Mohawk Industries, Inc.        COM       608190104      810    23000 SH       Sole                    23000
NVIDIA Corp.                   COM       67066G104     1206    13000 SH       Sole                    13000
Novellus Systems, Inc.         COM       670008101      738    13000 SH       Sole                    13000
O'Reilly Automotive, Inc.      COM       686091109      775    27000 SH       Sole                    27000
Oceaneering Int'l, Inc.        COM       675232102      627    30200 SH       Sole                    30200
OpenTV Corp.                   COM       G67543101      140    10000 SH       Sole                    10000
Peregrine Systems, Inc.        COM       71366Q101      464    16000 SH       Sole                    16000
Petroleum Geo-Services ASA - S COM       716597109     4044   400000 SH       Sole                   400000
Pharmacopeia, Inc.             COM       71713B104      624    26000 SH       Sole                    26000
Philip Morris Companies, Inc.  COM       718154107      254     5000 SH       Sole                     5000
Protein Design Labs, Inc.      COM       74369L103      347     4000 SH       Sole                     4000
Qlogic Corp.                   COM       747177101     3042    47200 SH       Sole                    47200
RF Micro Devices, Inc.         COM       749941100     1206    45000 SH       Sole                    45000
RehabCare Group, Inc.          COM       759148109     4001    83000 SH       Sole                    83000
Siebel Systems, Inc.           COM       826170102      516    11000 SH       Sole                    11000
StorageNetworks, Inc.          COM       86211E103      765    45000 SH       Sole                    45000
Syncor Int'l Corp.             COM       87157J106     3162   102000 SH       Sole                   102000
The Walt Disney Co.            COM       254687106      202     7000 SH       Sole                     7000
Toys 'R' Us, Inc.              COM       892335100     1361    55000 SH       Sole                    55000
VERITAS Software Corp.         COM       923436109      432     6500 SH       Sole                     6500
WMS Industries, Inc.           COM       929297109     1769    55000 SH       Sole                    55000
Waste Holdings, Inc.           COM       941057101      161    20700 SH       Sole                    20700
Watson Pharmaceuticals, Inc.   COM       942683103     7027   114000 SH       Sole                   114000
i2 Technologies, Inc.          COM       465754109      297    15000 SH       Sole                    15000